Consolidated statements of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	$ 2,419	$ 2,287	$ 3,557
Adjustments to profit before tax for non-cash movements in operating assets and liabilities:
Investments		(19,875)	(60,812)	2,236
Other non-investment and non-cash assets		(35,633)	(2,487)	(1,996)
Policyholder liabilities (including unallocated surplus of with-profits funds)		53,593	56,067	(1,641)
Other liabilities (including operational borrowings)		1,372	5,234	860
Investment income and interest payments included in profit before tax		(5,059)	(4,803)	(4,148)
Operating cash items:
Interest receipts and payments		4,191	4,277	3,912
Dividend receipts		1,297	978	744
Tax paid		(555)	(717)	(477)
Other non-cash items		216	(96)	308
Net cash flows from operating activities	[2]	1,966	(72)	3,355
Cash flows from investing activities
Purchases of property, plant and equipment		(59)	(64)	(134)
Proceeds from disposal of property, plant and equipment		6
Acquisition of businesses and intangibles	[3]	(1,142)	(635)	(442)
Disposal of businesses			375
Net cash flows from investing activities		(1,195)	(324)	(576)
Structural borrowings of shareholder-financed operations:
Issuance of debt, net of costs	[4]	983	367	2,079
Redemption of subordinated debt	[4]		(504)	(553)
Fees paid to modify terms and conditions of debt issued by the Group	[4]		(182)	(44)
Interest paid	[4]	(314)	(526)	(502)
Payment of principal portion of lease liabilities		(138)	(137)
Equity capital:
Issues of ordinary share capital		13	22	23
Non-controlling equity investment by Athene into the US business		500
External dividends:
Dividends paid to the Company's shareholders		(814)	(1,634)	(1,662)
Dividends paid to non-controlling interests		(18)
Net cash flows from financing activities		212	(2,594)	(659)
Net increase (decrease) in cash and cash equivalents from continuing operations		983	(2,990)	2,120
Net cash flows from discontinued operations	[5]		(5,690)	(610)
Cash and cash equivalents at beginning of year		6,965	15,442	14,461
Effect of exchange rate changes on cash and cash equivalents	[5]	70	203	(529)
Cash and cash equivalents at end of year		$ 8,018	$ 6,965	$ 15,442

[1]	This measure is the formal profit before tax measure under IFRS Standards. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.
[2]	Included in net cash flows from operating activities are dividends from joint ventures and associates of $118 million (2019: $85 million; 2018: $82 million).
[3]	Cash flows arising from the acquisition of business and intangibles includes amounts paid for distribution rights.
[4]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed businesses and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.
[5]	The 2019 cash flows shown in the statement of cash flow above are presented excluding any transactions between continuing and discontinued operations. The 2019 effect of exchange rate changes included $78 million from discontinued operations up to demerger. See note D1.3 for details.